SCHWAB CAPITAL TRUST

Schwab Target Funds

Schwab Target 2010 Fund, Schwab Target 2015 Fund, Schwab Target 2020 Fund,

Schwab Target 2025 Fund, Schwab Target 2030 Fund, Schwab Target 2035 Fund,

Schwab Target 2040 Fund, Schwab Target 2045 Fund, Schwab Target 2050 Fund,

Schwab Target 2055 Fund and Schwab Target 2060 Fund

(collectively, the Funds)

Supplement dated June 30, 2017 to the Statutory Prospectus

dated February 28, 2017, as supplemented May 26, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Effective June 30, 2017, the Prospectus is being revised to reflect the addition of the following underlying fund in which the Funds will invest:

Unaffiliated Large-Cap Growth Fund I

The Funds also changed their allocations to certain underlying funds. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

In connection with these changes, the section titled “The funds’ investments in underlying funds” on Page 67 of the Prospectus is deleted and replaced in its entirety with the following:

The funds’ investments in underlying funds

The following table shows which underlying funds may be used within each asset class and style class and each fund’s approximate asset allocation to each underlying fund as of June 30, 2017. Each fund’s allocation to a specified asset class, style class and underlying fund will change over time. Included in the current universe of underlying funds are five unaffiliated funds: two within the domestic large-cap equity style class and three within the fixed income asset category. Similar to the Schwab Funds and Laudus Funds that serve as underlying funds, the investment objectives and principal investment strategies of these unaffiliated funds are described in the “Description of underlying funds” section of the prospectus under the sub-headings “Unaffiliated Large-Cap Growth Fund I,” “Unaffiliated Large-Cap Value Fund I,” “Unaffiliated Large-Cap Value Fund II,” “Unaffiliated Fixed Income Fund II,” “Unaffiliated Fixed Income Fund III” and “Unaffiliated Fixed Income Fund IV,” respectively.

The adviser may exclude one or more underlying funds from a fund’s asset allocation strategy at any given time. For additional details regarding how the adviser determines the funds’ underlying fund and style class allocations, please refer back to the “Principal Investment Strategies” section in the Fund Summary sections and the section “Fund details: Investment objectives, strategies and risks” in this prospectus. The adviser reserves the right to substitute other underlying funds and add additional underlying funds from time to time should circumstances warrant a change.

The allocations may not add to 100% due to rounding.

Asset Class, Style Class and Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	5.64%	5.97%	8.15%	10.54%	11.84%	12.83%
Schwab S&P 500 Index Fund	12.25%	12.98%	14.88%	16.66%	17.52%	17.93%
Schwab Dividend Equity Fund	0.25%	0.26%	0.32%	0.77%	1.46%	2.11%
Laudus U.S. Large Cap Growth Fund	0.00%	0.00%	0.57%	1.71%	2.99%	4.32%
Unaffiliated Large-Cap Growth Fund I	3.31%	3.50%	3.69%	3.85%	3.85%	3.62%
Unaffiliated Large-Cap Value Fund I	1.53%	1.62%	2.10%	2.77%	3.28%	3.71%
Unaffiliated Large-Cap Value Fund II	1.53%	1.62%	1.84%	2.03%	2.10%	2.12%
Small Cap
Schwab Small-Cap Equity Fund	1.39%	1.47%	1.93%	2.64%	3.29%	3.94%
Laudus Small-Cap MarketMasters Fund	0.75%	0.79%	1.04%	1.42%	1.77%	2.12%
Global Real Estate
Schwab Global Real Estate Fund	1.85%	1.97%	2.46%	3.06%	3.50%	3.87%
International
Laudus International MarketMasters Fund	5.16%	5.49%	7.17%	8.95%	10.28%	11.38%
Schwab International Core Equity Fund	3.44%	3.66%	4.78%	5.97%	6.85%	7.59%
Laudus Mondrian Emerging Markets Fund	0.00%	0.00%	0.26%	0.79%	1.32%	1.86%
TOTAL EQUITY	37.1%	39.3%	49.2%	61.2%	70.1%	77.4%
Fixed Income Funds
Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	23.58%	22.52%	18.84%	14.15%	10.54%	7.34%
Schwab Intermediate-Term Bond Fund	0.00%	0.00%	0.62%	1.16%	1.33%	1.31%
Unaffiliated Fixed Income Fund II	1.17%	1.34%	2.18%	3.02%	3.30%	3.07%
Unaffiliated Fixed Income Fund III	4.97%	4.59%	3.28%	1.98%	1.22%	0.71%
Unaffiliated Fixed Income Fund IV	9.34%	9.30%	9.13%	8.04%	6.62%	4.96%
Short-Term Bond
Schwab Short-Term Bond Index Fund	9.67%	9.20%	6.62%	3.95%	2.35%	1.31%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	6.29%	6.07%	3.49%	1.09%	0.00%	0.00%
International Bond
Laudus Mondrian International Fixed Income Fund	1.20%	1.31%	1.68%	1.80%	1.67%	1.41%
TOTAL FIXED INCOME	56.2%	54.3%	45.8%	35.2%	27.0%	20.1%
Cash and cash equivalents (including money market funds)
Schwab Variable Share Price Money Fund/cash equivalents	6.7%	6.3%	5.0%	3.7%	2.9%	2.5%

Asset Class, Style Class and Underlying Funds	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Equity Funds
Large Cap
Schwab Core Equity Fund	13.68%	14.18%	14.46%	14.70%	14.79%
Schwab S&P 500 Index Fund	18.06%	18.01%	17.92%	17.81%	17.75%
Schwab Dividend Equity Fund	2.78%	3.25%	3.53%	3.79%	3.90%
Laudus U.S. Large Cap Growth Fund	5.80%	6.88%	7.57%	8.23%	8.50%
Unaffiliated Large-Cap Growth Fund I	3.20%	2.81%	2.53%	2.25%	2.12%
Unaffiliated Large-Cap Value Fund I	4.11%	4.37%	4.52%	4.65%	4.71%
Unaffiliated Large-Cap Value Fund II	2.11%	2.08%	2.06%	2.03%	2.02%
Small Cap
Schwab Small-Cap Equity Fund	4.67%	5.24%	5.62%	6.01%	6.17%
Laudus Small-Cap MarketMasters Fund	2.51%	2.82%	3.02%	3.23%	3.32%
Global Real Estate
Schwab Global Real Estate Fund	4.21%	4.44%	4.57%	4.70%	4.75%
International
Laudus International MarketMasters Fund	12.42%	13.10%	13.51%	13.89%	14.04%
Schwab International Core Equity Fund	8.28%	8.74%	9.01%	9.26%	9.36%
Laudus Mondrian Emerging Markets Fund	2.46%	2.90%	3.18%	3.45%	3.56%
TOTAL EQUITY	84.3%	88.8%	91.5%	94.0%	95.0%
Fixed Income Funds
Intermediate-Term Bond
Schwab U.S. Aggregate Bond Index Fund	4.59%	2.94%	2.01%	1.20%	0.89%
Schwab Intermediate-Term Bond Fund	1.14%	0.91%	0.72%	0.49%	0.38%
Unaffiliated Fixed Income Fund II	2.48%	1.86%	1.41%	0.92%	0.70%
Unaffiliated Fixed Income Fund III	0.36%	0.20%	0.12%	0.07%	0.05%
Unaffiliated Fixed Income Fund IV	3.31%	2.20%	1.55%	0.94%	0.70%
Short-Term Bond
Schwab Short-Term Bond Index Fund	0.59%	0.25%	0.10%	0.02%	0.00%
Inflation-Protected Bond
Schwab Treasury Inflation Protected Securities Index Fund	0.00%	0.00%	0.00%	0.00%	0.00%
International Bond
Laudus Mondrian International Fixed Income Fund	1.06%	0.76%	0.56%	0.36%	0.27%
TOTAL FIXED INCOME	13.5%	9.1%	6.5%	4.0%	3.0%
Cash and cash equivalents (including money market funds)
Schwab Variable Share Price Money Fund/cash equivalents	2.2%	2.1%	2.0%	2.0%	2.0%

On page 70, under the “Equity Funds — Domestic Large-Cap” heading in the table, under the Section titled “Description of underlying funds,” the following fund and accompanying description of its investment objective and principal investment strategies is added:

Unaffiliated Large-Cap Growth Fund I

The fund seeks long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets, plus borrowings for investment purposes, if any, in equity securities or other instruments with similar economic characteristics of U.S. companies with large market capitalizations. The core holdings of the fund are large capitalization companies that the portfolio managers believe to be dominant in their industries due to product, distribution or service strength. The portfolio managers emphasize individual security selection while diversifying the fund’s investments across industries, which may help to reduce risk. The portfolio managers attempt to identify established large capitalization companies with the highest growth potential. The portfolio managers then analyze each company in detail, ranking its management, strategy and competitive market position. Finally, the portfolio managers attempt to identify the best values available among the growth companies identified. The portfolio managers may sell a security if it no longer meets the fund’s investment criteria or for other reasons, including to meet redemptions or to redeploy assets to better investment opportunities.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG97851-00 (06/17)

00196251

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